PROPERTY AND EQUIPMENT, NET (Details Textual)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 CNY	Dec. 13, 2013 USD ($)	Dec. 13, 2013 CNY	Dec. 31, 2002 CNY
Property, Plant and Equipment [Line Items]
Short-term borrowings	$ 2,440,500	$ 2,477,715		15,000,000	$ 2,477,715	15,000,000
Depreciation and amortization	488,887	476,037	471,727
Land Use Rights Purchase Price							1,944,000